Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2022	$13,171	5,664	3,423	22,258
Additions	—	331	—	331
Disposals	—	(8)	—	(8)
Disposal of subsidiary	(6,282)	—	(2,182)	(8,464)
Effect of exchange rate changes	—	(18)	(69)	(87)
Balance at December 31, 2022	6,889	5,969	1,172	14,030
Additions	—	115	—	115
Consolidation through obtaining control of subsidiary	—	1	—	1
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	$6,889	6,082	1,172	14,143

Accumulated Amortization
Balance at January 1, 2022	$9,891	5,233	517	15,641
Amortization for the year	887	323	168	1,378
Disposals	—	(8)	—	(8)
Disposal of subsidiary	(3,889)	—	(139)	(4,028)
Effect of exchange rate changes	—	(17)	(30)	(47)
Balance at December 31, 2022	6,889	5,531	516	12,936
Amortization for the year	—	273	121	394
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	$6,889	5,801	637	13,327

Carrying amounts
At December 31, 2022	$—	438	656	1,094
At December 31, 2023	$—	281	535	816

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years